Long Term Debt - Sale and Leaseback Financings Narrative (Details) $ in Thousands	1 Months Ended										12 Months Ended
	Aug. 31, 2024 vessel	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	May 31, 2022	Aug. 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Dec. 31, 2019	Nov. 30, 2019 vessel	Dec. 31, 2025 USD ($) vessel facility	Dec. 31, 2022
Debt Instrument [Line Items]
Number of facilities that entered into a sale and leaseback agreement | facility											8
Number of vessels sold and leased back | vessel											8
Line of credit
Debt Instrument [Line Items]
Unused borrowing capacity											$ 219,453
All Debt Instruments
Debt Instrument [Line Items]
Net worth covenant											$ 150,000
Minimum EBITDA to interest expense											2.0
All Debt Instruments | Minimum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant											$ 200
All Debt Instruments | Minimum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership											30.00%
All Debt Instruments | Maximum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant											$ 500
All Debt Instruments | Maximum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership											35.00%
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant (in percent)											85.00%
One facility | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership											20.00%
Threshold one | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant (in percent)											1.05
Threshold two | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant (in percent)											1.12
Threshold three | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant (in percent)											1.20
Threshold four | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant (in percent)											1.25
Threshold five | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant (in percent)											1.35
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease term										8 years
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease term									7 years 6 months
Number of vessels sold and leased back | vessel										3
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel	4										4
Sale leaseback, repurchase period										5 years 9 months
Pinewood
Debt Instrument [Line Items]
Sale leaseback lease term								10 years
Sale leaseback, repurchase period								3 years
Sale leaseback transaction, purchase obligation								10 years
Maxtessera
Debt Instrument [Line Items]
Sale leaseback lease term							7 years
Sale leaseback, repurchase period							5 years 6 months
Shikokuepta
Debt Instrument [Line Items]
Sale leaseback lease term						10 years
Sale leaseback, repurchase period						3 years
Sale leaseback transaction, purchase obligation						10 years
Agros
Debt Instrument [Line Items]
Sale leaseback lease term					10 years
Sale leaseback, repurchase period					3 years
Sale leaseback transaction, purchase obligation					10 years
Kyotofriendo One
Debt Instrument [Line Items]
Sale leaseback lease term												5 years
Sale leaseback, repurchase period												3 years
Sale leaseback transaction, purchase obligation												5 years
Yasudyo
Debt Instrument [Line Items]
Sale leaseback lease term				10 years
Sale leaseback, repurchase period				3 years
Sale leaseback transaction, purchase obligation				10 years
Shimaeight
Debt Instrument [Line Items]
Sale leaseback lease term			10 years
Sale leaseback, repurchase period			3 years
Sale leaseback transaction, purchase obligation			10 years
Shimasix
Debt Instrument [Line Items]
Sale leaseback lease term		10 years
Sale leaseback, repurchase period		3 years
Sale leaseback transaction, purchase obligation		10 years
Maxtessera and Kyotofriendo One
Debt Instrument [Line Items]
Fair value of debt outstanding											$ 430,621